New Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies
New accounting pronouncements policies
Recently Adopted Accounting Standards Updates

Standard	Description	Date of adoption	Effect on the financial statements

FASB Accounting Standards Update (“ASU”) 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans

The FASB issued ASU 2018-14 in August 2018, which modifies the disclosure requirements for employers that sponsor defined benefit pension or postretirement plans. The most significant changes include the removal of the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year and the effects of a one-percentage point change in assumed health care cost trend rates on the aggregate of the service and interest cost components of net periodic benefit costs and benefit obligation for postretirement health care benefits. In addition, certain disclosure requirements were added which include, but are not limited to, an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period.

December 31, 2019

The Corporation early adopted ASU 2018-14 during the fiscal year ended December 31, 2019 and was mainly impacted by the simplified disclosures of this ASU. Refer to amended disclosures on Note 32, Employee benefits.

FASB ASU 2019-01, Leases (Topic 842): Codification Improvements

The FASB issued ASU 2019-01 in March 2019 which, among other things, reinstates the specific fair value guidance in ASC Topic 840 for lessors that are not manufacturers or dealers to continue to measure the fair value of an underlying asset at its cost and clarifies that lessors that are depository or lending institutions in the scope of ASC Topic 942 are required to present the principal portion of lessee payments received from sales-type or direct financing leases as cash flows from investing activities.

		January 1, 2019	The Corporation early adopted ASU 2019-01 during the first quarter of 2019, but was not impacted by the adoption of this ASU.

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASUs, Leases (Topic 842)

The FASB has issued a series of ASUs which supersede ASC Topic 840 and set out the principles for the recognition, measurement, presentation and disclosure of leases for both lessors and lessees. The new guidance requires lessees to apply a dual approach, classifying leases as either finance or operating leases. A lessee is also required to record a right-of-use asset (“ROU asset”) and a lease liability for all leases with a term greater than 12 months regardless of their classification. The new standard requires lessors to account for leases using an approach that is substantially equivalent to previous guidance for sales-type leases, direct financing leases and operating leases. In addition, the new leases standard requires lessors, among other things, to present lessor costs paid by the lessee to the lessor on a gross basis.

January 1, 2019

The Corporation adopted the new leases standard during the first quarter of 2019 using the modified retrospective approach. The Corporation made the following elections: to not reassess at the date of adoption whether any existing contracts were or contained leases, their lease classification, and initial direct costs; applied the transition provisions of the new leases standard at the adoption date; used hindsight in evaluating lessee options to extend or terminate a lease; and to not apply ASC Topic 842 to short-term leases.

As of January 1, 2019, the Corporation recognized ROU assets of $139 million, net of deferred rent liability of $15 million, and lease liabilities of $154 million on its operating leases. In addition, the Corporation recorded a positive cumulative effect adjustment of $4.8 million to retained earnings as a result of the reclassification of previously deferred gains on sale and operating lease back transactions.

FASB ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

The FASB issued ASU 2018-16 in October 2018 which permits use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to other permissible U.S. benchmark rates.

January 1, 2019

The Corporation adopted ASU 2018-16 during the first quarter of 2019. As such, the Corporation will consider this guidance for qualifying new hedging relationships entered into on or after the effective date.

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

The FASB issued ASU 2018-02 in February 2018, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. These stranded tax effects result from recognizing in income the impact of changes in tax rates even when the related tax effects were recognized in accumulated other comprehensive income. The amendments also require certain disclosures about stranded tax effects.

January 1, 2019

The Corporation adopted ASU 2018-02 during the first quarter of 2019. As of December 31, 2018, the Corporation maintained a full valuation allowance on the deferred tax assets that were recognized in accumulated other comprehensive income related to its U.S. operations. As such, the Corporation was not impacted by the adoption of this accounting pronouncement.

FASB ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities

The FASB issued ASU 2017-12 in August 2017, which makes more financial and nonfinancial hedging strategies eligible for hedge accounting and changes how companies assess effectiveness by, among other things, eliminating the requirement for entities to recognize hedge ineffectiveness each reporting period for cash flow hedges and requiring presentation of the changes in fair value of cash flow hedges in the same income statement line item(s) as the earnings effect of the hedged items when the hedged item affects earnings.

January 1, 2019

The Corporation adopted ASU 2017-12 during the first quarter of 2019. The cumulative effect adjustment recorded to retained earnings to reverse the hedge ineffectiveness as of December 31, 2018 was not significant. There were no changes in presentation since the earnings effect of the hedges and the hedged items are already presented in the same income statement line item. In addition, the Corporation elected to continue to perform subsequent assessments of hedge effectiveness quantitatively.

Additionally, adoption of the following standards during 2019 did not have a significant impact on the Corporation’s Consolidated Financial Statements:

• FASB ASUs 2019-07, Amendments to SEC Paragraphs Pursuant to SEC Final Rule Releases No. 33-10532, Disclosure Update and Simplification and 33-10442, Investment Company Reporting Modernization, and Miscellaneous Updates

• FASB ASU 2018-09, Codification Improvements

• FASB ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting

• FASB ASU 2017-11, Earnings per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): Part I: Accounting for Certain Financial Instruments with Down Round Features; Part II: Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception

• FASB ASU 2017-08, Receivables– Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities

Accounting Standards Updates Not Yet Adopted

Standard	Description	Date of adoption	Effect on the financial statements

FASB ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323 and Topic 815

The FASB issued ASU 2020-01 in January 2020, which clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 and includes scope considerations for entities that hold certain non-derivative forward contracts and purchased options to acquire equity securities that, upon settlement of the forward contract or exercise of the purchase option, would be accounted for under the equity method of accounting.

		January 1, 2021	The Corporation does not expect to be materially impacted by these amendments.
FASB ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The FASB issued ASU 2019-12 in December 2019, which simplifies the accounting for income taxes by removing certain exceptions such as the incremental approach for intra-period tax allocation and interim period income tax accounting for year-to-date losses that exceed anticipated losses. In addition, the ASU simplifies GAAP in a number of areas such as when separate financial statements of legal entities are not subject to tax and enacted changes in tax laws in interim periods.

		January 1, 2021	The Corporation does not anticipate that the adoption of this accounting pronouncement will have a material effect on its Consolidated Statements of Financial Condition and Results of Operations.
FASB ASU 2019-08, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements – Share-Based Consideration Payable to a Customer

The FASB issued ASU 2019-08 in November 2019, which requires that an entity measure and classify share-based payment awards granted to a customer in accordance with Topic 718. Therefore, the grant-date fair value of the share-based payment awards will be the basis for the reduction of the transaction price.

		January 1, 2020	The Corporation does not expect to be impacted by these amendments since it does not grant share-based payment awards to its customers.

Standard	Description	Date of adoption	Effect on the financial statements
FASB ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606

The FASB issued ASU 2018-18 in November 2018 which, among other things, provides guidance on how to assess whether certain collaborative arrangement transactions should be accounted for under Topic 606.

		January 1, 2020	The Corporation does not expect to be impacted by these amendments since it does not have collaborative arrangements.
FASB ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities

The FASB issued ASU 2018-17 in October 2018, which requires entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety when determining whether a decision-making fee is a variable interest.

		January 1, 2020	The Corporation does not expect to be materially impacted by these amendments.

Standard	Description	Date of adoption	Effect on the financial statements

FASB ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

The FASB issued ASU 2018-15 in August 2018 which, among other things, aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software, and clarifies the term over which such capitalized implementation costs should be amortized.

		January 1, 2020	The Corporation does not expect to be significantly impacted by these amendments.
FASB ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment

The FASB issued ASU 2017-04 in January 2017, which simplifies the accounting for goodwill impairment by removing Step 2 of the two-step goodwill impairment test under the current guidance. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will be required to disclose the amount of goodwill at reporting units with zero or negative carrying amounts.

January 1, 2020

Upon adoption of this standard, if the carrying amount of any of the reporting units exceeds its fair value, the Corporation would be required to record an impairment charge for the difference up to the amount of the goodwill.

FASB ASU 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323): Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings (SEC Update)

The FASB issued ASU 2017-03 in January 2017, which incorporates into the Accounting Standards Codification recent SEC guidance about certain investments in qualified affordable housing and disclosing under SEC SAB Topic 11.M the effect on financial statements of adopting the revenue, leases and credit losses standards.

		January 1, 2020	The Corporation has considered the guidance in this Update in its disclosures on the effect in its consolidated financial statements of adoption on the new Credit Loss Standard, discussed below.

FASB ASUs Financial Instruments – Credit Losses (Topic 326)

Since June 2016, the FASB has issued a series of ASUs mainly related to credit losses (Topic 326), which replace the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model applies to financial assets measured at amortized cost that are subject to credit losses and certain off-balance sheet exposures. CECL establishes a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired. Under the revised methodology, credit losses will be measured based on past events, current conditions and reasonable and supportable forecasts that affect the collectability of financial assets. CECL also revises the approach to recognizing credit losses for available-for-sale securities by replacing the direct write-down approach with the allowance approach and limiting the allowance to the amount at which the security’s fair value is less than the amortized cost. In addition, CECL provides that the initial allowance for credit losses on purchased credit deteriorated (“PCD”) financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense. The amendments to Topic 326 include the areas of accrued interest receivable, transfers of loans and debt securities between classifications and the inclusion of expected recoveries in the allowance for credit losses including PCD assets. The standards also expand credit quality disclosures. These accounting standards updates were effective on January 1, 2020.

The Corporation expects that its allowance for loan and lease losses would increase by a range from $298 million to $326 million, or 62% to 68%. This increase is driven mainly by the Puerto Rico retail loan portfolios, including mortgage, auto and credit cards loans. In addition, the Corporation expects to recognize an allowance for credit losses of approximately $12 million related to its held-to-maturity debt securities portfolio. The increase in the allowance for the loans and securities portfolios will be reflected as a decrease to the opening balance of retained earnings, net of income taxes, except for approximately $10 million related to loans currently accounted under ASC Subtopic 310-30, which would result in a reclassification between certain contra loan balance accounts to the allowance for credit losses.

As part of the adoption of CECL, the Corporation has made the election to break the existing pools of purchased credit impaired (“PCI”) loans previously accounted for under the ASC Subtopic 310-30 guidance. These loans will be accounted for on an individual loan basis under the PCD accounting methodology under CECL. Following existing accounting guidance, PCI loans have been excluded from non-performing status. Upon transition to the individual loan measurement, these loans will no longer be excluded from non-performing status, resulting in an increase of $283 million in reported NPLs during the first quarter of 2020. This increase includes $156 million in loans currently over 90 days past due and $127 million in loans that are not delinquent in their payment terms but would be reported as non-performing due to other credit quality considerations.

The Corporation expects to continue to be well capitalized under the Basel III regulatory framework after the adoption of this standard. The Corporation will avail itself of the option to phase in over a period of three years the day-one effects on regulatory capital arising from the adoption of CECL. Considering the phase-in period provided by the regulatory framework, the estimated decrease of the Common Equity Tier One and Total Capital ratios would be of approximately 23 bps.